Label	Element	Value
Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Balanced Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objectives of the Fund are long-term capital appreciation, capital preservation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same each year.  The example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in a portfolio of equity and debt securities.  Under normal circumstances, the Fund will invest at least 25% of its total assets in equity securities, such as common stocks and a variety of securities convertible into common stock such as rights, warrants and convertible preferred stock.  Also, under normal circumstances, the Fund will invest at least 25% of its total assets in investment-grade debt securities (we consider investment grade to mean rated at least BBB- by one or more nationally recognized credit ratings firms) such as U.S. Government securities (including agency securities, and securities issued by government-sponsored enterprises such as Fannie Mae and Freddie Mac, including their mortgage-backed securities), corporate debt securities, other mortgage-backed securities and asset-backed securities.  The Fund may also invest up to 20% of its total assets in debt securities which are unrated or non-investment grade (non-investment grade securities are commonly referred to as “junk bonds”); however, U.S. Government securities, as described above, even if unrated, do not count toward this 20% limit.

The Fund may invest in the equity securities of issuers of all sizes.  The Fund may invest in debt securities of all maturities.  The Fund may invest in derivatives instruments, such as options, futures contracts, including interest rate futures, and options on futures.  These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances.  These derivative instruments will count toward the Fund’s “at least 25%” policy for investment grade debt securities only if the derivative instruments have economic characteristics similar to the securities included within that policy.  The Fund may invest in equity or debt securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies.  As part of the Fund’s strategy, the Fund may concentrate its investments in securities of relatively few issuers.

The Fund’s investment strategy (which we call “value investing”) is based on our belief that prices fluctuate around the true value of a security.  For the equity portion of the Fund we seek to identify the securities of growing, well-managed businesses which have honest, competent management.  We then estimate the price that an informed, rational buyer would pay for 100% of the business (i.e., the private market value).  At the heart of the process is an estimate of the value today of the right to receive all of the cash that a business will generate for its owners in the future.  The valuation may focus on asset values, earnings power and the intangible value of a company’s “franchise” in its market or a combination of these variables, depending on the nature of the business.

The Fund then tries to buy shares of the company’s stock at a significant discount to this “private market value.”  We invest with a multiple-year time horizon.  The Fund anticipates that the stock price will rise as the value of the business grows and as the valuation discount narrows.  Ideally the business value grows and the stock continues to trade at a discount for long periods of time.  We generally will sell these stocks as they approach or exceed our estimate of private market value.

The Fund’s investment strategy with respect to debt securities is to select debt securities whose yield is sufficiently attractive in view of the risks of ownership.  We consider a number of factors such as the security’s price, coupon and yield-to-maturity, as well as the credit quality of the issuer in deciding whether to invest in a particular debt security. In addition, we review the terms of the debt security, including subordination, default, sinking fund and early redemption provisions.

We do not try to “time” the market.  However, if there is cash available for investment and there are not securities which meet the Fund’s investment criteria or if we determine that market conditions warrant, the Fund may invest without limitation in cash and cash equivalents such as U.S. Government securities or government money market fund shares.  In the event that the Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You should be aware that an investment in the Fund involves certain risks, including, among others, the following:

•
Market Risk   As with any mutual fund, investment return and principal value will fluctuate, depending on general market conditions and other factors.  Market risk includes political, regulatory, economic, social and health risks (including the risks presented by the spread of infectious diseases such as the COVID-19 pandemic) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated.  You may lose money if you invest in the Fund.

•
Active Management Risk   The investment adviser’s judgment about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect.  The Fund could underperform other funds with similar objectives or investment strategies, if the Fund’s overall investment selections or strategies fail to produce the intended results.

•
Value Investing Risk   Value investors seek to invest in companies whose stock prices are low in relation to their estimated worth or future prospects.  Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.  Therefore, investors should purchase shares of the Fund only if they intend to be patient, long-term investors.

•
Concentration Risk   The risk that the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks.  The Fund tends to invest a high percentage of assets in its largest holdings.

•
Large Company Risk   Securities of large companies tend to have less overall volatility compared to those of mid-size and small companies; however, large companies may not be able to attain the high growth rates of successful mid-size or small companies.  In addition, large companies may be less capable of responding to competitive challenges and disruptive changes.

•
Mid-Size Company Risk   Securities of mid-size companies may be more volatile and less liquid, compared to those of large companies, due to the mid-size companies’ limited product lines, markets, financing sources and management depth.  Also, securities of mid-size companies may be affected to a greater extent by the underperformance of a sector or changing market conditions.

•
Small Company Risk   Securities of small companies may be more volatile and less liquid, compared to those of large and mid-size companies, due to the small companies’ size, limited product lines, markets, financing sources and management depth.  Also, securities of small companies may be affected to a greater extent by the underperformance of a sector or changing market conditions.

•
Non-U.S. Securities Risk   The Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies.  Investments in non-U.S. securities may involve additional risks including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

•
Interest Rate Risk   Debt securities are subject to interest rate risk because the prices of debt securities tend to move in the opposite direction of interest rates.  When interest rates rise, debt securities prices fall.  When interest rates fall, debt securities prices rise.  Changing interest rates may have sudden and unpredictable effects in the markets and on the Fund’s investments.  In general, debt securities with longer matures are more sensitive to changes in interest rates.

•
Credit Risk   The risk that the issuer of a debt security will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to fall.  In general, lower-rated debt securities may have greater credit risk than investment grade securities.

•
Non-Investment Grade Debt (Junk Bond) Securities Risk   Non-investment grade debt securities (commonly referred to as “high yield” or “junk bonds”) are speculative and involve a greater risk of default and price change than investment grade debt securities due to the issuer’s creditworthiness. The market prices of these securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in response to adverse economic changes or issuer developments.

•
Call Risk   Certain debt securities may be called (redeemed) at the option of the issuer at a specified price before reaching their stated maturity date.  Call risk is the risk, especially during periods of falling interest rates, that an issuer will call or repay a debt security before its maturity date, likely causing the Fund to reinvest the proceeds at a lower interest rate, and thereby decreasing the Fund’s income.

•
Debt Securities Liquidity Risk   Debt securities purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to, among other things, events relating to the issuer of the securities (e.g., changes to the market’s perception of the credit quality of the issuer), market events, economic conditions, investor perceptions or lack of market participants. The Fund may be unable to sell illiquid securities on short notice or only at a price below current value.

•
Mortgage-Backed (and Other Asset-Backed) Securities Risk    Mortgage-backed securities (and other asset-backed securities) are generally structured for the securities holders to receive periodic payments as the securities issuer receives payments of principal and/or interest on the mortgages (or loans) in an underlying asset pool.  Sometimes these securities are issued in separate tranches, which can mean the securities holders of one tranche receive payment in full before the securities holders of another tranche receive payments.  Also sometimes credit support is provided for these securities, which can mean the securities issuer, an affiliated party or a third party provides additional assets, or makes additional promises, with respect to payment to the securities holders.  Risks to the securities holders can include (i) the underlying asset pool may not pay as expected (which could mean sooner or later than expected), (ii) the securities issuer may have insufficient cash to make payment on the securities generally, or on certain tranches of securities and (iii) the credit support may be insufficient to make payment on the securities.

•
Government-Sponsored Enterprises Risk   Obligations of U.S. Government agencies and authorities (such as Fannie Mae and Freddie Mac) are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government.  No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.  In addition, the value of obligations of U.S. Government agencies and authorities may be affected by changes in the credit rating of the U.S. Government.

•
Derivatives Risk   Derivatives are instruments, such as futures and forward contracts, whose value is derived from that of other assets, rates or indices.  The use of derivatives may carry more risk than other types of investments.  Derivatives are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation.  Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and in some cases the Fund could lose more than the principal amount invested.  The use of some derivatives requires the Fund to segregate liquid assets to cover the Fund’s obligations under the derivatives agreement or as required by regulations.

•	Failure to Meet Investment Objective There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the period indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of relevant broad-based securities market indices.  The Morningstar Moderately Conservative Target Risk Index, the Fund’s primary comparative index, is an asset allocation index maintained by Morningstar, Inc. which is intended to represent exposure to a diversified portfolio of equities and fixed-income investments.  As of June 30, 2020, the Index represented exposure to a portfolio comprised of 55% bonds (with US bonds comprising 48.50% and non-US bonds comprising 6.50%) and 40% stocks (with US stocks comprising 24.50% and non-US stocks comprising 15.50%), with the remaining 5% consisting of a combination of inflation hedging instruments and cash (with 4% comprised of Treasury Inflation-Protected Securities (“TIPS”) and 1% held in cash).  All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends.  Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waivers and/or reimbursements.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.  Updated performance information is available at weitzinvestments.com or by calling us toll-free at 800-304-9745.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the period indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of relevant broad-based securities market indices. The Morningstar Moderately Conservative Target Risk Index, the Fund’s primary comparative index, is an asset allocation index maintained by Morningstar, Inc. which is intended to represent exposure to a diversified portfolio of equities and fixed-income investments.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-304-9745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	weitzinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns—Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The year-to-date return for the Fund’s Investor Class for the six months ended June 30, 2020 was ‑0.84%.

BEST AND WORST PERFORMING QUARTERS (during the period shown above)
	Quarter/Year	Total Return
Best quarter	4th quarter 2011	8.53%
Worst quarter	3rd quarter 2011	-9.19%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.84%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.19%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2019)
Balanced Fund | Morningstar Moderately Conservative Target Risk Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.26%
Balanced Fund | Balanced Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchase	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.95%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	501
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,144
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.98%	[4]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%	[4]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.62%	[4]
Balanced Fund | Balanced Fund - Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchase	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.54%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.14%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	333
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	600
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,360
Annual Return 2010	rr_AnnualReturn2010	15.66%
Annual Return 2011	rr_AnnualReturn2011	2.27%
Annual Return 2012	rr_AnnualReturn2012	10.91%
Annual Return 2013	rr_AnnualReturn2013	15.46%
Annual Return 2014	rr_AnnualReturn2014	3.79%
Annual Return 2015	rr_AnnualReturn2015	(1.11%)
Annual Return 2016	rr_AnnualReturn2016	4.07%
Annual Return 2017	rr_AnnualReturn2017	11.15%
Annual Return 2018	rr_AnnualReturn2018	(1.78%)
Annual Return 2019	rr_AnnualReturn2019	17.94%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.79%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.61%
Balanced Fund | Balanced Fund - Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.66%
Balanced Fund | Balanced Fund - Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.21%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.94%

[1]	Restated to reflect current management fees. Effective July 31, 2020, the management fees were reduced from 0.65% to 0.60% of the Fund's average daily net assets.
[2]	Restated to reflect current fees and expenses.
[3]	The investment adviser has agreed in writing to waive its fees and reimburse certain expenses (excluding taxes, interest, brokerage costs, acquired fund fees and expenses and extraordinary expenses) to limit the total annual fund operating expenses for Institutional Class shares and Investor Class shares to 0.70% and 0.85%, respectively, of each Class's average daily net assets through July 31, 2021. This agreement may only be terminated by the Board of Trustees of the Fund.
[4]	Institutional Class shares first became available for sale on March 29, 2019. For performance prior to that date, this table includes the actual performance of the Fund's Investor Class (and uses the actual expenses of the Fund's Investor Class, for such period of time), without any adjustments. For any such period of time, the performance of the Fund's Institutional Class would have been substantially similar to, and higher than, the performance of the Fund's Investor Class, because the shares of both classes are invested in the same portfolio of securities, but Institutional Class shares would have had lower expenses.
[5]	Restated to reflect current expenses. Effective July 31, 2020, the Fund's administrative services fees were revised.